Depreciation, depletion and amortization	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of depreciation and amortisation expense [text block]	Depreciation, depletion and amortization

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2024	2023	2024	2023
Total depreciation, depletion and amortization by segment
gas & low carbon energy	1,209	1,407	2,502	2,847
oil production & operations	1,698	1,370	3,355	2,697
customers & products	939	894	1,883	1,691
other businesses & corporate	252	252	508	488
	4,098	3,923	8,248	7,723
Total depreciation, depletion and amortization by geographical area
US	1,703	1,338	3,273	2,592
Non-US	2,395	2,585	4,975	5,131
	4,098	3,923	8,248	7,723